Equity Method Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
9. Equity Method Investments
Interests in investments which are accounted for using the equity method and are recognized initially at cost and subsequently include the Company’s share of the profit or loss and other comprehensive income of equity-accounted investees. As of December 31, 2020, and 2021, we had the following participation in investments that are accounted for using the equity method:

	December 31,	December 31,
	2020	2021
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Luna Pool Agency Limited. (“Pool Agency”)	50%	50%
Unigas International B.V. (“Unigas”)	—	33.33%
Dan Unity CO2 A/S	—	50%
Export Terminal Joint Venture
In January 2018, the Company entered into definitive agreements creating the Export Terminal Joint Venture. As of December 31, 2021, we had contributed to the Export Terminal Joint Venture $146.5 million being our total
share of the capital cost for the construction of the Marine Export Terminal with our last capital contribution of $4.0 million being made on January 21, 2021, by drawing down on the Terminal Facility.
Cumulative interest and associated costs capitalized on the investment in the Export Terminal Joint Venture are being amortized over the estimated useful life of the Marine Export Terminal, which began commercial operations with the export of commissioning cargoes in December 2019. As of December 31, 2021, the unamortized difference between the carrying amount of the investment in the Export Terminal Joint Venture and the amount of the Company’s underlying equity in net assets of the Export Terminal Joint Venture was $6.1 million (December 31, 2020: $6.5 million). The costs amortized in the year ended December 31, 2021, were
$0.4 million and are presented in the share of result of the equity method investments within our consolidated statements of operations. (December 31, 2019 and 2020: nil and $0.3 million, respectively)
Equity method gains, excluding amortized costs, recognized in the share of result of equity method investments for the year ended December 31, 2021, were
$11.4
million (December 31, 2020 and 2019: equity method gain of
$0.9
million and an equity method loss of
$1.1
million, respectively).
Luna Pool Agency Limited
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater
Bay
Gas Co. Ltd. to form and manage the Luna Pool. As part of the formation of the Luna Pool, a new entity, Luna Pool Agency Limited, (the “Pool Agency”), was incorporated in May 2020. The pool participants jointly own the Pool Agency on an equal basis, and both have equal board representation. As of December 31,
2021
, we have recognized the Company’s initial investment of one British pound in the Pool Agency within equity method investments on our consolidated balance sheets. The Pool Agency has no activities other than that as a legal custodian of the Luna Pool bank account and there will be no variability in its financial results, as it has no income and its minimal operating expenses are reimbursed by the Pool Participants.
Unigas International B.V. (‘Unigas’)
Unigas based in the Netherlands is a commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis. Unigas International is operator of the Unigas pool. The Company owns 33.33
% interest equity interests in Unigas and accounts for it using the equity method. It was recognized initially at fair value and subsequent to initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income of equity accounted entity. The Company acquired the investment as part of the Ultragas Transaction on August 4, 2021.

Dan Unity O2 A/S
On June 3, 2021, the Company’s subsidiary, Ultragas entered into a shareholder agreement creating an equally owned joint venture, Dan Unity CO2 A/S, a Danish entity, with the aim of undertaking commercial and technical projects relating to seaborne transportation of CO2. The Company acquired the investment as part of the Ultragas
Transaction
on August 4, 2021.
We account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the Dan Unity CO2 A/S operating and financial policies. As of December 31, 2021, we have recognized the Company’s initial investment at cost and subsequent to initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income of equity accounted investees, until the date on which joint control ceases. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.
The table below represents movement in the Company’s equity method investments, as of December 31, 2019, 2020, and 2021:

	2019	2020	2021
	(in thousands)
Equity method investments at January 1	$42,462	$130,660	$148,665
Contributions to equity method investments	84,500	17,000	4,000
Equity method investments – additions	—	—	2,580
Share of results	(1,126)	651	11,147
Distributions received from equity method investments	—	—	(16,183)
Capitalized interest and deferred financing costs	4,824	354	—
Total equity method investments at December 31	$130,660	$148,665	$150,209